Discontinued Operations (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Depreciation expense	$ 0	$ 14,835
Capital expenditures	$ 0	$ 330,363